SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Income tax description			less than a 50% likelihood of being sustained.		less than a 50% likelihood
Advertising expenses	65	$ 0	$ 446	$ 164,500	$ 0	$ 705
Research and development expense	133,770	227,503	516,796	483,755	734,014	419,362
Inventory	$ 50,000		$ 50,000		50,000	586,047
Impairment of assets					$ 536,047
Property and equipment useful lives			5 years		5 years
Intangible assets amortization period			3 years		3 years
Other current liabilities					$ 179	523
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities					$ 1,072
General and Administrative Expense [Member]
Research and development expense		$ 177,844		$ 392,496		$ 391,906